Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Future Principal Payments Due under Loan Facility

Future principal payments due under the loan facility are as follows (in thousands):

Principal Payments
Year ending December 31:
2014	$245
2015	1,546
2016	$1,687
2017	1,522

Total future principal payments due under loan agreement	$5,000